Financial risk management (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 2,606	$ (3,979)	$ 6,286	$ (4,853)
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(472)	(663)	(1,153)	(1,376)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(481)	(682)	(1,164)	(1,400)
Cross Currency Swap C D I X Dollar [Member] | Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	26	(61)	54	(62)
Cash Flow Hedge On Exports [Member] | Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(498)	(600)	(1,220)	(1,297)
Swap I P C A X C D I [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(9)	(21)	2	(41)
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 9	$ 19	$ 11	$ 24